UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust — Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust — Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: July 1, 2009 — September 30, 2009

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

	Cost	Value
Holdings by Category	($ x 1,000)	($ x 1,000)

99.6% Other Investment Companies	13,050	12,577
99.6% Total Investments	13,050	12,577
0.4% Other Assets and Liabilities, Net		56
100.0% Total Net Assets		12,633

		Value
Security	Number of Shares	($ x 1,000)

Other Investment Companies 99.6% of net assets

Equity Funds 38.0%

Laudus International MarketMasters Fund, Select Shares (a)	47,693	730
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	91,165	725
Schwab Dividend Equity Fund, Select Shares (a)	193,104	2,137
Schwab Global Real Estate Fund, Select Shares (a)	206,480	1,206
		4,798

		Value
Security	Number of Shares	($ x 1,000)

Fixed-Income Funds 58.4%

Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	56,704	660
Schwab Premier Income Fund, Institutional Shares (a)	303,818	3,029
Schwab Short-Term Bond Market Fund (a)	152,247	1,364
Schwab Total Bond Market Fund (a)	256,931	2,320
		7,373

Money Funds 3.2%

Schwab Value Advantage Money Fund, Institutional Shares (a)	197,105	197
State Street Institutional Liquid Reserves Fund — Institutional Class	209,174	209
		406
Total Other Investment Companies (Cost $13,050)		12,577
End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09 the tax basis cost of the fund’s investments was $13,227 and the unrealized appreciation and depreciation were $0 and ($650), respectively, with a net unrealized depreciation of ($650).

(a)	Issuer is affiliated with the fund’s adviser.
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which

1

Schwab Monthly Income Fund — Moderate Payout
Portfolio Holdings (Unaudited) continued
sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies — (a)	$12,577	$—	$—	$12,577

Total	$12,577	$—	$—	$12,577

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47716SEP09 — 00

2

Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

	Cost	Value
Holdings by Category	($ x 1,000)	($ x 1,000)

99.3 % Other Investment Companies	69,211	69,331
99.3 % Total Investments	69,211	69,331
0.7 % Other Assets and Liabilities, Net		455
100.0 % Total Net Assets		69,786

		Value
Security	Number of Shares	($ x 1,000)

Other Investment Companies 99.3% of net assets

Equity Funds 22.4%

Laudus International MarketMasters Fund, Select Shares (a)	127,776	1,956
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	231,352	1,839
Schwab Dividend Equity Fund, Select Shares (a)	645,545	7,146
Schwab Global Real Estate Fund, Select Shares (a)	805,540	4,705
		15,646

Fixed-Income Funds 71.6%

Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	305,259	3,550

		Value
Security	Number of Shares	($ x 1,000)

Schwab Premier Income Fund, Institutional Shares (a)	2,092,681	20,864
Schwab Short-Term Bond Market Fund (a)	941,369	8,435
Schwab Total Bond Market Fund (a)	1,893,843	17,101
		49,950

Money Funds 5.3%

Schwab Value Advantage Money Fund, Institutional Shares (a)	2,118,156	2,118
State Street Institutional Liquid Reserves Fund — Institutional Class	1,616,749	1,617
		3,735

Total Other Investment Companies (Cost $69,211)		69,331
End of Investments.
(All dollar amounts are x 1,000)
At 09/30/2009 the tax basis cost of the fund’s investments was $69,496 and the unrealized appreciation and depreciation were $1,378, and ($1,543), respectively, with a net unrealized depreciation of ($165.)

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Monthly Income Fund — Enhanced Payout
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies — (a)	$69,331	$—	$—	$69,331

Total	$69,331	$—	$—	$69,331

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47717SEP09 — 00

2

Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

	Cost	Value
Holdings by Category	($ x 1,000)	($ x 1,000)

98.6 % Other Investment Companies	43,634	43,059
98.6 % Total Investments	43,634	43,059
1.4 % Other Assets and Liabilities, Net		606
100.0 % Total Net Assets		43,665

		Value
Security	Number of Shares	($ x 1,000)

Other Investment Companies 98.6% of net assets

Equity Funds 9.3%

Schwab Dividend Equity Fund, Select Shares (a)	190,013	2,104
Schwab Global Real Estate Fund, Select Shares (a)	338,913	1,979
		4,083

Fixed-Income Funds 81.7%

Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	229,899	2,674
Schwab Premier Income Fund, Institutional Shares (a)	1,496,244	14,917
Schwab Short-Term Bond Market Fund (a)	716,157	6,417

		Value
Security	Number of Shares	($ x 1,000)

Schwab Total Bond Market Fund (a)	1,289,963	11,648
		35,656

Money Funds 7.6%

Schwab Value Advantage Money Fund, Institutional Shares (a)	1,944,813	1,945
State Street Institutional Liquid Reserves Fund — Institutional Class	1,374,692	1,375
		3,320

Total Other Investment Companies (Cost $43,634)		43,059
End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09 the tax basis cost of the fund’s investments was $43,958 and the unrealized appreciation and depreciation were $0 and ($899), respectively, with a net unrealized depreciation of ($899).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Monthly Income Fund — Maximum Payout
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies — (a)	$43,059	$—	$—	$43,059

Total	$43,059	$—	$—	$43,059

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47718SEP09 — 00

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Schwab Monthly Income Funds

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 11/24/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 11/24/2009

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 11/24/2009